Profit on disposal of intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Profit on disposal of intangible assets
Profit on disposal of registrations	£ 46,881	£ 48,742	£ 36,516
Player loan income			906
Total profit on disposal of intangible assets	£ 46,881	£ 48,742	£ 37,422